19. Income Taxes: Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Net loss before income tax	(6,850,918)	(15,462,945)	(9,446,454)
Combined federal and provincial statutory income tax rates	27%	27%	27%
Expected income tax recovery at statutory rates	1,849,748	4,174,995	2,550,543
Non-deductible differences	1,195,284	(225,472)	(1,102,753)
Flow through expenditures	(663,475)	-	-
True-up of prior year amounts	578,598	-	-
Change in unrecognized deductible temporary differences	(2,960,155)	(3,949,523)	(1,447,790)
Total income tax recovery	-	-	-